Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2024
Equity Method Investments And Joint Ventures [Abstract]
Investments In Joint Ventures And Associates
13.	INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(1)	Investments in associates accounted for using the equity method of accounting are as follows:

		Percentage of ownership (%)
Joint ventures and associates	Main business	December 31, 2023	December 31, 2024	Location	Financial statements as of
Woori Bank
W Service Networks Co., Ltd. (*1)(*4)	Freight & staffing services	4.9	4.9	Korea	2024-11-30
Korea Credit Bureau Co., Ltd. (*2)	Credit information	9.9	9.9	Korea	2024-12-31
Korea Finance Security Co., Ltd. (*2) (*4)	Security service	15.0	15.0	Korea	2024-11-30
Wongwang Co., Ltd. (*3)	Wholesale and real estate	29.0	29.0	Korea	—
Sejin Construction Co., Ltd. (*3)	Construction	29.6	29.6	Korea	—
ARES-TECH Co., Ltd. (*3)	Electronic component manufacturing	23.4	23.4	Korea	—
Beomgyo.,Ltd. (*3)	Telecommunication equipment retail sales	23.1	23.1	Korea	—
NK Eng Co., Ltd. (*3)	Manufacturing	23.1	23.1	Korea	—
K BANK Co., Ltd. (*2)(*4)	Finance	12.6	12.0	Korea	2024-11-30
Partner One Value Up I Private Equity Fund	Other financial services	23.3	23.3	Korea	2024-12-31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	Other financial services	20.0	20.0	Korea	2024-12-31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	Other financial services	25.0	25.0	Korea	2024-12-31
LOTTE CARD Co., Ltd. (*4)	Credit card and installment financing	20.0	20.0	Korea	2024-09-30
Union Technology Finance Investment Association	Other financial services	29.7	29.7	Korea	2024-12-31
Dicustody Co., Ltd. (*2)(*7)	Other information technology and computer operation related services	1.0	—	Korea	—
Orient Shipyard Co., Ltd. (*3)(*4)	Manufacture of sections for ships	22.7	22.7	Korea	2024-09-30
Joongang Network Solution Co.,Ltd. (*3)(*7)	Other information technology and computer operation related services	25.3	—	Korea	—
Win Mortgage Co.,Ltd. (*1)(*4)	Other financial services	4.5	4.5	Korea	2024-09-30
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	Other financial services	100.0	100.0	Korea	2024-12-31
BTS 2nd Private Equity Fund	Other financial services	20.0	20.0	Korea	2024-12-31
STASSETS FUND III	Other financial services	28.3	28.3	Korea	2024-12-31
SF CREDIT PARTNERS, LLC (*2)	Other financial services	10.0	10.0	United States	2024-12-31
Dongwoo C & C Co., Ltd. (*3)	Construction	24.5	23.2	Korea	—
G2 Collection Co., Ltd. (*3)	Wholesale and retail sales	29.2	28.9	Korea	—
Woori Bank (*5)
Japanese Hotel Real Estate Private Equity Fund No.2	Other financial services	19.9	19.9	Korea	2024-12-31
Woori Seoul Beltway Private Special Asset Fund No.1	Trust and collective investment	25.0	25.0	Korea	2024-12-31
Woori General Private Securities Investment Trust(Bond) No.1 (*7)	Collective investment business	25.0	—	Korea	—
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F (*7)	Collective investment business	15.0	—	Korea	—
Woori Safe Plus General Type Private Investment Trust S-8(Bond) (*7)	Collective investment business	9.1	—	Korea	—
Woori General Private Securities Investment Trust(Bond) No.2 (*7)	Collective investment business	27.3	—	Korea	—
Woori Smart General Private Equity Investment Trust 1(Bond)	Collective investment business	28.6	28.6	Korea	2024-12-31

		Percentage of ownership (%)
Joint ventures and associates	Main business	December 31, 2023	December 31, 2024	Location	Financial statements as of
Woori General Private Securities Investment Trust(Bond) No.3 (*7)	Collective investment business	27.8	—	Korea	—
Woori Asset Global Partnership Fund No. 5	Collective investment business	57.7	57.7	Korea	2024-12-31
Woori Short Term Government and Special Bank Bond Active ETF (*7)	Collective investment business	20.8	—	Korea	—
Woori 25-09 Corporate Bond(AA- or higher) Active ETF (*7)	Collective investment business	29.3	—	Korea	—
Woori General Private Securities Investment Trust No. 5 (Bond) (*11)	Collective investment business	—	28.6	Korea	2024-12-31
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (Bond) (*11)	Collective investment business	—	9.1	Korea	2024-12-31
Woori General Private Securities Investment Trust No. 6 (Bond) (*11)	Collective investment business	—	28.6	Korea	2024-12-31
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond) (*7)(*11)	Collective investment business	—	—	Korea	—
Woori General Private Securities Investment Trust No. 7 (Bond) (*11)	Collective investment business	—	28.6	Korea	2024-12-31
Woori Smart General Private Equity Investment Trust No.1(bond) (*11)	Collective investment business	—	28.4	Korea	2024-12-31
Woori Future Energy Private Special Asset Investment Trust(General) No.1 (*11)	Collective investment business	—	16.0	Korea	2024-12-31
Woori Financial Capital Co., Ltd.
WOORI TAERIM 1st Fund	Other financial services	25.6	25.6	Korea	2024-12-31
Portone-Cape Fund No.1	Other financial services	20.0	20.0	Korea	2024-12-31
DeepDive WOORI 2021-1 Financial Investment Fund (*6)(*7)	Other financial services	11.9	—	Korea	—
Darwin Green Packaging Private Equity Fund	Other financial services	20.4	20.4	Korea	2024-12-31
Koreawide partners 2nd Private Equity Fund	Other financial services	26.7	26.7	Korea	2024-12-31
Woori Investment Securities Co., Ltd. (*5)
Woori FirstValue Private Real Estate Fund No.2	Real estate business	12.0	12.0	Korea	2024-12-31
Woori Real Infrastructure Blind General Type Private Placement Investment Trust (*7)	Investment trust and discretionary investment business	0.1	—	Korea	—
Woori Asset Management Co. Ltd.
Woori Together TDF 2025 (*11)	Collective investment business	—	24.7	Korea	2024-12-31
Woori Together TDF 2030	Collective investment business	28.0	22.2	Korea	2024-12-31
Woori Together OCIO Target Return Feeder fund (Balance Bond) (*7)	Collective investment business	20.4	—	Korea	—
Woori USD Treasury Target Return Bond FoF (*11)	Collective investment business	—	23.9	Korea	2024-12-31
Woori Together TDF 2035 (*11)	Collective investment business	—	22.5	Korea	2024-12-31
Woori Private Equity Asset Management Co., Ltd.
Australia Green Energy 1st PEF (*2)	Other financial services	4.0	4.0	Korea	2024-12-31
Aarden Woori Apparel 1st Private Equity Fund (*2)	Other financial services	0.5	0.5	Korea	2024-12-31
Woori Dyno 1st Private Equity Fund (*2)	Other financial services	19.6	19.6	Korea	2024-12-31
NH Woori Dino Co-Investment NO.2 Private Equity Fund (*2) (*11)	Other financial services	—	5.1	Korea	2024-12-31
Woori Financial F&I Co., Ltd.
KCLAVIS NPL Investment Trust NO 1-2 (*11)	Collective investment business	—	35.9	Korea	2024-12-31

		Percentage of ownership (%)
Joint ventures and associates	Main business	December 31, 2023	December 31, 2024	Location	Financial statements as of
Woori Venture Partners Co., Ltd.
KTB-KORUS FUND (*8)	Asset Management	37.5	37.5	Korea	2024-12-31
KTB China Platform Fund (*7)(*10)	Asset Management	18.7	—	Korea	—
KTBN Venture Fund No.7 (*7)(*9)	Asset Management	20.1	—	Korea	—
KTBN Venture Fund No.8 (*9)	Asset Management	21.7	21.7	Korea	2024-12-31
KTBN Digital Contents Korea Fund No.9 (*9)	Asset Management	30.0	30.0	Korea	2024-12-31
KTBN Media Contents Fund (*10)	Asset Management	15.0	15.0	Korea	2024-12-31
KTB China Synergy Fund (*10)	Asset Management	15.1	15.1	Korea	2024-12-31
NAVER-KTB Audio Contents Fund (*10)	Asset Management	1.0	1.0	Korea	2024-12-31
KTBN Venture Fund No.13 (*10)	Asset Management	19.6	19.6	Korea	2024-12-31
KTBN Future Contents Fund (*10)	Asset Management	13.3	13.3	Korea	2024-12-31
KTBN Venture Fund No.16 (*10)	Asset Management	10.3	10.3	Korea	2024-12-31
KTBN Venture Fund No.18 (*10)	Asset Management	10.1	10.1	Korea	2024-12-31
KB-KTB Technology Venture Fund (*10)	Asset Management	18.2	18.2	Korea	2024-12-31
Woori 2022 Scaleup Venture Fund	Asset Management	20.0	20.0	Korea	2024-12-31
Woori 2022 Start-up Venture Fund	Asset Management	30.1	30.1	Korea	2024-12-31
KTB-NHN China Private Equity Fund (*7)	Asset Management	33.3	—	Korea	—
KTBN GI Private Equity Fund (*10)	Asset Management	5.0	5.0	Korea	2024-12-31
Chirochem (*4)	Medical material Manufacturing	28.6	28.6	Korea	2023-12-31
Daishin Balance No.18 Special Purpose Acquisition Company (*7)(*11)	Other financial services	—	—	Korea	—
Japanese Hotel Real Estate Private Equity Fund 1
Godo Kaisha Oceanos 1 (*4)	Other financial services	47.8	47.8	Japan	2024-10-31
Woori Japan Private Placement Real Estate Master Investment Trust No.2
Woori Zip 1 (*7)	Other financial services	62.4	—	Japan	—
Woori Zip 2 (*7)	Other financial services	62.8	—	Japan	—
Woori bank and Woori card Co., Ltd. (*5)
SJCO Co., Ltd. (*3)	Aggregate transportation and wholesale	29.8	29.8	Korea	—
KG Fashion Co., Ltd. (*3)(*4)	Manufacturing	20.8	20.8	Korea	2024-11-30
Kyesan Engineering Co., Ltd. (*3)	Construction	23.3	23.3	Korea	—
Good Software Lap Co., Ltd. (*3)	Service	29.4	29.4	Korea	—
DAEA SNC Co., Ltd. (*3)	Wholesale and retail sales	25.5	25.5	Korea	—
PREXCO Co., Ltd. (*3)	Manufacturing	28.1	28.1	Korea	—
JiWon Plating Co., Ltd. (*3)	Plating	20.8	20.8	Korea	—
Youngdong Sea Food Co., Ltd. (*3)	Processed sea food manufacturing	24.5	24.5	Korea	—
KUM HWA Co., Ltd. (*3)	Telecommunication equipment retail sales	20.1	20.1	Korea	2024-12-31
Jinmyung Plus Co., Ltd. (*3)(*4)	Manufacturing	21.3	21.3	Korea	2024-09-30
Rea Company (*3)	Manufacturing	24.5	26.1	Korea	—
ARAM CMC Co.,Ltd. (*3)	Manufacturing	20.0	20.1	Korea	—
MARKET&FARM CO., LTD. (*3)(*11)	Wholesale and commodity brokerage	—	23.7	Korea	2024-12-31
SAMJI TEXTILE CO.,LTD. (*3)(*11)	Wholesale and commodity brokerage	—	29.8	Korea	—
Woori bank and Woori Financial Capital Co., Ltd. (*5)
JC Assurance No.2 Private Equity Fund	Other financial services	23.5	23.4	Korea	2024-12-31
Dream Company Growth no.1 PEF (*7)	Other financial services	27.8	—	Korea	—
HMS-Oriens 1st Fund	Other financial services	22.8	22.8	Korea	2024-12-31
Woori Senior Loan Private Placement Investment Trust No.1	Collective investment business	21.7	21.7	Korea	2024-12-31
Genesis Eco No.1 Private Equity Fund	Other financial services	29.0	29.0	Korea	2024-12-31

		Percentage of ownership (%)
Joint ventures and associates	Main business	December 31, 2023	December 31, 2024	Location	Financial statements as of
Paratus Woori Material Component Equipment joint venture company	Other financial services	29.9	29.9	Korea	2024-12-31
Midas No. 8 Private Equity Joint Venture Company	Other financial services	28.5	28.5	Korea	2024-12-31
Orchestra Private Equity Fund IV	Other financial services	28.2	28.2	Korea	2024-12-31
Synaptic Green No.1 PEF	Other financial services	21.1	21.1	Korea	2024-12-31
IGEN2022No. 1 Private Equity Fund	Other financial services	24.8	24.8	Korea	2024-12-31
PCC-Woori LP Secondary Fund	Other financial services	38.9	38.9	Korea	2024-12-31
Synaptic Future Growth Private Equity Fund 1	Other financial investment	23.8	23.8	Korea	2024-12-31
Woori Bank and Woori Asset Management Co. Ltd. (*5)
Woori BIG2 Plus Securities Investment Trust(Balanced Bond) (*7)	Collective investment business	14.1	—	Korea	—
Woorinara New Growth TOP 20 Securities Investment Trust No. 1 (Stocks) (*7)(*11)	Collective investment business	—	—	Korea	—
Woorinara Short-Term Bond Securities Investment Trust (Bond) (*7)(*11)	Collective investment business	—	—	Korea	—
Woori Investment Securities Co., Ltd. and Woori Asset Management Co., Ltd. (*5)
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2 (*11)	Collective investment business	—	2.3	Korea	2024-12-31
Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*5)
Woori-Q Corporate Restructuring Private Equity Fund (*12)	Other financial services	32.4	34.6	Korea	2024-12-31
Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. (*5)
NH Woori New deal Co-Investment No.1 Private Equity Fund (*11)	Other financial services	—	19.5	Korea	2024-12-31
Woori Venture Partners Co., Ltd., Woori Asset Management Corp. (*5)
Woori BIG SATISFACTION SHINJONG MMF 3RD (*11)	Collective investment business	—	2.3	Korea	2024-12-31
Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*5)
Woori-Shinyoung Growth-Cap Private Equity Fund I	Other financial services	35.0	35.0	Korea	2024-12-31
NH Woori Newdeal Growth Alpha Private Equity Fund 1	Other financial services	32.7	32.9	Korea	2024-12-31
Woori Bank, Woori card Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Asset Management Corp. (*5)
Woori Real Estate Investment No. 1 Limited Liability Company (*11)	Collective investment business	—	19.9	Korea	2024-12-31

(*1)	Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2024.
(*2)	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
(*3)	There is no investment balance as of December 31, 2023 and 2024.
(*4)
The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.

(*5)	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
(*6)	The Group can participate as a co-operator to exert significant influence.
(*7)	It was excluded from associates in current year.
(*8)	It has been liquidating as of December 31, 2024.
(*9)
In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.

(*10)	The Group classified it as an associate because it has significant influence as a general partner of the investment association.
(*11)	It was added to associates in current period.
(*12)	It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.

(2)	Changes in the carrying value of investments in associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Acquisition cost	January 1, 2022	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2022
W Service Networks Co., Ltd.	108	183	29	—	—	(4)	—	208
Korea Credit Bureau Co., Ltd.	3,313	9,423	(3,714)	—	—	—	—	5,709
Korea Finance Security Co., Ltd.	3,267	3,101	(727)	—	—	—	—	2,374
Woori Growth Partnerships New Technology Private Equity Fund	12,942	12,448	490	—	(2,049)	—	—	10,889
2016KIF-IMM Woori Bank Technology Venture Fund	7,594	12,630	(1,619)	—	(801)	(736)	—	9,474
K BANK Co., Ltd.	236,232	239,493	11,854	—	—	—	(3,558)	247,789
Woori Bank-Company K Korea Movie Asset Fund	—	345	71	—	—	(177)	—	239
Partner One Value Up I Private Equity Fund	5,039	6,576	(2,298)	—	—	—	—	4,278
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	7,556	11,153	1,312	—	(2,180)	—	—	10,285
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,355	4,254	1	100	—	—	—	4,355
LOTTE CARD Co.,Ltd.	346,810	458,295	58,400	—	—	(12,960)	10,396	514,131
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,000	10,070	173	—	—	—	—	10,243
Genesis Environmental Energy Company 1st Private Equity Fund	—	4,126	(41)	—	(3,738)	(347)	—	—
Union Technology Finance Investment Association	14,637	12,388	187	2,250	(363)	—	—	14,462
Dicustody Co., Ltd.	1	1	—	—	—	—	—	1
Orient Shipyard Co., Ltd.	—	—	—	—	—	—	—	—
BTS 2nd Private Equity Fund	3,026	—	(145)	3,026	—	—	—	2,881
STASSETS FUND III	1,500	—	(270)	1,500	—	—	—	1,230
Japanese Hotel Real Estate Private Equity Fund No.2	3,174	3,196	194	—	—	(299)	(236)	2,855
Woori Seoul Beltway Private Special Asset Fund No.1	9,791	7,551	246	2,312	—	(235)	—	9,874
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	—	10,023	—	—	(9,950)	(73)	—	—
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	110,000	151,822	2,312	50,000	(90,137)	(1,972)	—	112,025
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	10,000	—	230	10,000	—	(48)	—	10,182
WOORI TAERIM 1st Fund	1,100	991	(3)	—	—	—	—	988
Portone-Cape Fund No.1	340	489	(25)	—	—	—	—	464
KIWOOM WOORI Financial 1st Investment Fund	1,000	973	(20)	—	—	—	—	953
DeepDive WOORI 2021-1 Financial Investment Fund	900	993	(12)	—	(100)	(3)	—	878
Darwin Green Packaging Private Equity Fund	4,000	3,957	388	—	—	(400)	—	3,945
DS Power Semicon Private Equity Fund	3,000	—	245	3,000	—	(269)	—	2,976
Koreawide partners 2nd Private Equity Fund	20,000	—	—	20,000	—	—	—	20,000
Woori FirstValue Private Real Estate Fund No.2	9,000	763	(6)	—	(199)	—	—	558

	For the year ended December 31, 2022
	Acquisition cost	January 1, 2022	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2022
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	100	100	2	—	—	—	—	102
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	1,200	—	(161)	—	1,235	—	—	1,074
Woori Together TDF 2025	2,000	—	(202)	—	2,192	—	—	1,990
Woori Together TDF 2030	2,000	—	(214)	—	2,247	—	—	2,033
WOORI Star50 feeder fund(H)	200	—	(5)	—	131	—	—	126
Woori Hanhwa Eureka Private Equity Fund	—	327	(48)	—	(164)	(115)	—	—
Aarden Woori Apparel 1st Private Equity Fund	100	99	(2)	—	—	—	—	97
Woori Dyno 1st Private Equity Fund	2,000	—	(6)	2,000	—	—	—	1,994
Australia Green Energy 1st PEF	4,913	—	(55)	4,913	—	—	—	4,858
Godo Kaisha Oceanos 1	10,800	9,905	84	—	—	(1,049)	(152)	8,788
Woori Zip 1	9,254	10,496	(138)	—	(873)	—	(795)	8,690
Woori Zip 2	12,928	14,732	(127)	—	(1,309)	—	(1,116)	12,180
Force TEC Co., Ltd. (*)	—	—	56	—	—	—	(56)	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	—	10	—	—	—	—	10
JC Assurance No.2 Private Equity Fund	29,349	17,728	(17,728)	—	—	—	—	—
Dream Company Growth no.1 PEF	7,412	7,914	418	—	—	(471)	—	7,861
HMS-Oriens 1st Fund	12,000	12,007	1,245	—	—	—	—	13,252
WooriG Senior Loan General Type Private Investment Trust No.1	80,268	88,029	3,788	14,073	(20,322)	(3,707)	—	81,861
Genesis Eco No.1 Private Equity Fund	12,000	11,120	(99)	195	—	—	—	11,216
Paratus Woori Material Component Equipment joint venture company	17,700	17,493	(243)	—	—	—	—	17,250
Midas No. 8 Private Equity Joint Venture Company	18,735	18,968	275	—	—	(530)	—	18,713
Orchestra Private Equity Fund IV	9,878	—	197	10,000	(122)	(377)	—	9,698
Synaptic Green No.1 PEF	8,000	—	(207)	8,000	—	—	—	7,793
IGEN2022No. 1 Private Equity Fund	7,822	—	650	8,000	(475)	(165)	—	8,010
PCC-Woori LP Secondary Fund	10,440	12,350	674	3,440	(3,480)	—	—	12,984
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	—	73,787	—	—	(73,598)	(189)	—	—
Woori-Q Corporate Restructuring Private Equity Fund	27,063	46,155	(288)	536	(18,867)	—	—	27,536
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,018	28,713	14,561	—	—	—	—	43,274

	1,131,865	1,335,167	69,689	143,345	(222,922)	(24,126)	4,483	1,305,636

(*)
As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 665 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 0.2 million Won for KUM HWA Co., Ltd. and cumulated amount is 1,462 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
W Service Networks Co., Ltd.	108	208	13	—	—	—	(5)	—	216
Korea Credit Bureau Co., Ltd.	3,313	5,709	814	—	—	—	(90)	—	6,433
Korea Finance Security Co., Ltd.	3,267	2,374	(99)	—	—	—	—	1,010	3,285
Woori Growth Partnerships New Technology Private Equity Fund	—	10,889	(51)	—	—	(10,838)	—	—	—
2016KIF-IMM Woori Bank Technology Venture Fund	—	9,474	539	—	—	(10,013)	—	—	—
K BANK Co., Ltd.	236,232	247,789	5,327	—	—	—	—	6,936	260,052
Woori Bank-Company K Korea Movie Asset Fund	—	239	52	—	—	(103)	(188)	—	—
Partner One Value Up I Private Equity Fund	5,039	4,278	(1,048)	—	—	—	—	—	3,230
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,356	10,285	1,162	—	—	(3,200)	—	—	8,247
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,436	4,355	—	82	—	—	—	—	4,437
LOTTE CARD Co.,Ltd.	346,810	514,131	91,533	—	—	—	(13,199)	(5,073)	587,392
Union Technology Finance Investment Association	13,449	14,462	(1,004)	—	—	(1,188)	—	—	12,270
Dicustody Co., Ltd.	1	1	—	—	—	—	—	—	1
Orient Shipyard Co., Ltd. (*)	—	—	—	—	—	—	—	—	—
Joongang Network Solution Co.,Ltd.	—	—	1	—	—	—	—	87	88
Win Mortgage Co.,LTd.	23	—	84	23	—	—	(2)	—	105
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,000	10,243	297	—	—	—	—	—	10,540
BTS 2nd Private Equity Fund	5,226	2,881	(243)	2,200	—	—	—	—	4,838
STASSETS FUND III	9,000	1,230	(324)	7,500	—	—	—	—	8,406
SF CREDIT PARTNERS, LLC	13,059	—	99	13,059	—	—	—	(313)	12,845
Japanese Hotel Real Estate Private Equity Fund No.2	3,174	2,855	86	—	—	—	(133)	(120)	2,688
Woori Seoul Beltway Private Special Asset Fund No.1	12,464	9,874	451	2,709	—	—	(444)	—	12,590
Woori General Private Securities Investment Trust(Bond) No.1	50,000	—	1,686	50,000	—	—	—	—	51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	100,000	112,025	7,670	—	—	(10,352)	(3,779)	—	105,564
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	10,000	10,182	507	—	—	—	(359)	—	10,330
Woori General Private Securities Investment Trust(Bond) No.2	30,000	—	829	30,000	—	—	—	—	30,829
Woori Smart General Private Equity Investment Trust 1(bond)	40,000	—	1,135	40,000	—	—	—	—	41,135

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
Woori General Private Securities Investment Trust(Bond) No.2	50,000	—	1,205	50,000	—	—	—	—	51,205
Woori Asset Global Partnership Fund No.5	22,500	—	(429)	22,500	—	—	—	—	22,071
WOORI TAERIM 1st Fund	1,100	988	—	—	—	—	—	—	988
Portone-Cape Fund No.1	340	464	(19)	—	—	—	—	—	445
KIWOOM WOORI Financial 1st Fund	—	953	(10)	—	—	(943)	—	—	—
DeepDive WOORI 2021-1 Financial Investment Fund	222	878	1,128	—	—	(678)	(92)	—	1,236
Darwin Green Packaging Private Equity Fund	4,000	3,945	92	—	—	—	(80)	—	3,957
DS Power Semicon Private Equity Fund	—	2,976	495	—	—	(2,971)	(500)	—	—
Koreawide partners 2nd Private Equity Fund	20,000	20,000	(765)	—	—	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	9,000	558	2	—	—	—	—	—	560
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	52	102	4	—	—	(47)	(4)	—	55
Woori Star50 feeder fund(H)	—	126	(12)	—	—	(114)	—	—	—
Woori Together TDF 2025	—	1,990	116	—	—	(2,106)	—	—	—
Woori Together TDF 2030	3,000	2,033	291	1,000	—	—	—	—	3,324
Woori Together OCIO Target Return Feeder fund (Balance Bond)	10,000	—	348	—	—	10,028	—	—	10,376
Australia Green Energy 1st PEF	4,913	4,858	(47)	—	—	—	—	—	4,811
Aarden Woori Apparel 1st Private Equity Fund	100	97	36	—	—	—	—	—	133
Woori Dyno 1st Private Equity Fund	2,000	1,994	364	—	—	—	—	—	2,358
KTB-KORUS FUND	3,626	—	(267)	—	3,626	—	—	—	3,359
KTB China Platform Fund	17,023	—	(964)	—	17,023	—	—	—	16,059
KTBN Venture Fund No.7	16,972	—	(225)	—	16,972	—	(703)	—	16,044
KTBN Venture Fund No.8	3,325	—	(814)	—	3,325	—	—	—	2,511
KTBN Digital Contents Korea Fund No.9	5,329	—	268	—	5,329	—	—	—	5,597
KTBN Media Contents Fund	330	—	(20)	—	330	—	(27)	—	283
KTB China Synergy Fund	21,629	—	(1,224)	—	21,629	—	—	—	20,405
NAVER-KTB Audio Contents Fund	284	—	4	—	284	—	—	—	288
KTBN Venture Fund No.13	13,279	—	3,407	—	13,279	—	(2,528)	—	14,158
KTBN Future Contents Fund	3,892	—	669	—	3,892	—	—	—	4,561
KTBN Venture Fund No.16	17,546	—	1,015	—	17,546	—	—	—	18,561
KTBN Venture Fund No.18	26,308	—	662	2,850	23,458	—	—	—	26,970
KB-KTB Technology Venture Fund	7,755	—	(155)	2,000	5,755	—	—	—	7,600
WOORI 2022 Scaleup Venture Fund	14,000	—	(414)	13,645	355	—	(8)	—	13,578
WOORI 2022 Start-up Venture Fund	2,564	—	(131)	—	2,564	—	—	—	2,433
KTB-NHN China Private Equity Fund	1,272	—	(103)	—	1,272	—	(1,024)	(142)	3

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
KTBN GI Private Equity Fund	189	—	392	—	189	—	—	36	617
Chirochem	102	—	—	—	102	—	—	—	102
Godo Kaisha Oceanos 1	10,800	8,788	92	—	—	—	(748)	(154)	7,978
Woori Zip 1	8,706	8,690	(127)	—	—	(548)	—	(386)	7,629
Woori Zip 2	8,411	12,180	(107)	—	—	(844)	—	(534)	10,695
KG Fashion Co., Ltd. (*)	—	—	—	—	—	—	—	—	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	10	4	—	—	—	—	—	14
JC Assurance No.2 Private Equity Fund (*)	29,349	—	—	—	—	—	—	—	—
Dream Company Growth no.1 PEF	7,153	7,861	362	—	—	—	(414)	—	7,809
HMS-Oriens 1st Fund	12,000	13,252	778	—	—	—	—	—	14,030
Woori G Senior Loan Private Placement Investment Trust No.1	75,114	81,861	3,341	—	—	(5,975)	(3,637)	—	75,590
Genesis Eco No.1 Private Equity Fund	12,000	11,216	(274)	—	—	—	—	—	10,942
Paratus Woori Material Component Equipment joint venture company	17,700	17,250	(271)	—	—	—	—	—	16,979
Midas No. 8 Private Equity Joint Venture Company	18,537	18,713	282	—	—	—	(530)	—	18,465
Orchestra Private Equity Fund IV	9,700	9,698	457	—	—	(178)	(422)	—	9,555
Synaptic Green No.1 PEF	8,000	7,793	(182)	—	—	—	—	—	7,611
IGEN2022No. 1 Private Equity Fund	7,422	8,010	336	—	—	—	(363)	—	7,983
PCC-Woori LP Secondary Fund	10,435	12,984	(2,450)	—	—	(4)	—	—	10,530
Synaptic Future Growth Private Equity Fund	7,295	—	(226)	7,295	—	—	—	—	7,069
Woori-Q Corporate Restructuring Private Equity Fund	17,441	27,536	2,708	369	—	(10,330)	—	—	20,283
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,018	43,274	(9,793)	—	—	—	—	—	33,481
NH Woori Newdeal Growth Alpha Private Equity Fund 1	34,006	—	(1,019)	34,006	—	—	—	—	32,987
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	2,200	1,074	543	2,000	—	(1,074)	—	—	2,543
Woori Short Term Government and Special Bank Bond Active ETF	12,008	—	103	—	—	12,183	—	—	12,286
Woori 25-09 Corporate Bond(AA- or higher) Active ETF	29,001	—	820	29,001	—	—	—	—	29,821

	1,536,905	1,305,636	109,792	310,239	136,930	(39,295)	(29,279)	1,347	1,795,370

(*)
The amount for which no loss was recognized for associates due to discontinuation of the equity method was 2 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund.

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
W Service Networks Co., Ltd.	108	216	(7)	—	—	(5)	—	204
Korea Credit Bureau Co., Ltd.	3,313	6,433	2,658	—	—	(90)	—	9,001
Korea Finance Security Co., Ltd.	3,267	3,285	331	—	—	—	—	3,616
K BANK Co., Ltd.	224,657	260,052	13,747	—	(13,029)	—	1,480	262,250
Partner One Value Up I Private Equity Fund	5,039	3,230	(1,107)	—	—	—	—	2,123
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	—	8,247	(784)	—	(4,356)	(844)	—	2,263
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,532	4,437	—	95	—	—	—	4,532
LOTTE CARD Co.,Ltd.	346,810	587,392	17,861	—	—	(15,591)	(14,082)	575,580
Union Technology Finance Investment Association	13,449	12,270	(500)	—	—	—	—	11,770
Dicustody Co., Ltd.	—	1	—	—	(1)	—	—	—
Orient Shipyard Co., Ltd. (*)	—	—	—	—	—	—	—	—
Joongang Network Solution Co.,Ltd.	—	88	100	—	(101)	—	(87)	—
Win Mortgage Co.,Ltd.	23	105	32	—	—	(2)	—	135
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	10,000	10,540	307	—	—	—	—	10,847
BTS 2nd Private Equity Fund	8,146	4,838	41	2,920	—	—	—	7,799
STASSETS FUND III	12,000	8,406	(228)	3,000	—	—	—	11,178
SF CREDIT PARTNERS, LLC	13,059	12,845	1,326	—	—	—	1,829	16,000
Japanese Hotel Real Estate Private Equity Fund No.2	3,168	2,688	226	—	(5)	(176)	72	2,805
Woori Seoul Beltway Private Special Asset Fund No.1	15,926	12,590	558	3,487	—	(559)	—	16,076
Woori General Private Securities Investment Trust(Bond) No.1	—	51,686	586	—	(50,102)	(2,170)	—	—
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	—	105,564	1,864	50,000	(153,226)	(4,202)	—	—
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	—	10,330	102	—	(10,003)	(429)	—	—
Woori General Private Securities Investment Trust(Bond) No.2	—	30,829	370	—	(31,199)	—	—	—
Woori Smart General Private Equity Investment Trust 1(bond)	40,000	41,135	2,443	—	—	(1,795)	—	41,783
Woori General Private Securities Investment Trust(Bond) No.3	—	51,205	625	—	(51,830)	—	—	—
Woori Asset Global Partnership Fund No.5	52,500	22,071	2,906	30,000	—	—	—	54,977

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
WOORI TAERIM 1st Fund	1,100	988	—	—	—	—	—	988
Portone-Cape Fund No.1	340	445	(285)	—	—	—	—	160
DeepDive WOORI 2021-1 Financial Investment Fund	—	1,236	(543)	—	(226)	(467)	—	—
Darwin Green Packaging Private Equity Fund	4,000	3,957	(53)	—	—	—	—	3,904
Koreawide partners 2nd Private Equity Fund	20,000	19,235	—	—	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	9,000	560	7	—	—	—	—	567
Woori Real Infrastructure Blind General Type Private Placement Investment Trust	—	55	—	—	(55)	—	—	—
Woori Together TDF 2025	3,000	—	332	—	3,245	—	—	3,577
Woori Together TDF 2030	3,000	3,324	400	—	—	—	—	3,724
Woori Together OCIO Target Return Feeder fund (Balance Bond)	—	10,376	—	—	(10,376)	—	—	—
Woori USD Treasury Target Return Bond FoF	200	—	1	—	219	—	—	220
Woori Together TDF 2035	3,000	—	42	—	3,406	—	—	3,448
Australia Green Energy 1st PEF	4,913	4,811	453	—	—	—	—	5,264
Aarden Woori Apparel 1st Private Equity Fund	100	133	(38)	—	—	—	—	95
Woori Dyno 1st Private Equity Fund	2,000	2,358	491	—	—	—	—	2,849
NH Woori Dino Co-Investment NO.2 Private Equity Fund	2,000	—	(4)	2,000	—	—	—	1,996
KTB-KORUS FUND	337	3,359	(1,149)	—	—	(421)	—	1,789
KTB China Platform Fund	—	16,059	(2,164)	—	—	(13,895)	—	—
KTBN Venture Fund No.7	—	16,044	(2,641)	—	—	(13,403)	—	—
KTBN Venture Fund No.8	195	2,511	(413)	—	—	(569)	—	1,529
KTBN Digital Contents Korea Fund No.9	7,020	5,597	(591)	—	—	—	—	5,006
KTBN Media Contents Fund	—	283	(129)	—	—	—	—	154
KTB China Synergy Fund	12,400	20,405	1,840	—	—	(3,296)	—	18,949
NAVER-KTB Audio Contents Fund	300	288	(40)	—	—	—	—	248
KTBN Venture Fund No.13	4,400	14,158	5,302	—	—	(3,801)	—	15,659
KTBN Future Contents Fund	4,000	4,561	(368)	—	—	—	—	4,193
KTBN Venture Fund No.16	12,200	18,561	1,492	—	—	(4,200)	—	15,853
KTBN Venture Fund No.18	27,075	26,970	(39)	—	—	(1,425)	—	25,506
KB-KTB Technology Venture Fund	10,000	7,600	(250)	2,000	—	—	—	9,350
WOORI 2022 Scaleup Venture Fund	20,944	13,578	(2,545)	6,776	—	—	—	17,809
WOORI 2022 Start-up Venture Fund	13,100	2,433	(140)	10,480	—	—	—	12,773
KTB-NHN China Private Equity Fund	—	3	(1)	—	—	(2)	—	—
KTBN GI Private Equity Fund	—	617	143	—	—	(718)	(37)	5
Chirochem	250	102	2	—	—	—	—	104

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
Daishin Balance No.18 Special Purpose Acquisition Company	—	—	—	—	—	—	—	—
Godo Kaisha Oceanos 1	10,800	7,978	63	—	—	(622)	(72)	7,347
Woori Zip 1	—	7,629	(57)	—	(7,655)	—	83	—
Woori Zip 2	—	10,695	(9)	—	(10,814)	—	128	—
KG Fashion Co., Ltd. (*)	—	—	—	—	—	—	—	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	14	(5)	—	—	—	—	9
JC Assurance No.2 Private Equity Fund (*)	29,349	—	—	—	—	—	—	—
Dream Company Growth no.1 PEF	—	7,809	—	—	(7,552)	(257)	—	—
HMS-Oriens 1st Fund	12,000	14,030	850	—	—	—	—	14,880
Woori Senior Loan Private Placement Investment Trust No.1	17,595	75,590	1,966	—	(57,785)	(2,254)	—	17,517
Genesis Eco No.1 Private Equity Fund	12,000	10,942	(95)	—	—	—	—	10,847
Paratus Woori Material Component Equipment joint venture company	17,700	16,979	(265)	—	—	—	—	16,714
Midas No. 8 Private Equity Joint Venture Company	18,419	18,465	272	—	—	(530)	—	18,207
Orchestra Private Equity Fund IV	9,700	9,555	55	—	—	—	—	9,610
Synaptic Green No.1 PEF	8,000	7,611	(112)	—	—	—	—	7,499
IGEN2022No. 1 Private Equity Fund	7,422	7,983	140	—	—	(151)	—	7,972
PCC-Woori LP Secondary Fund	10,435	10,530	(1,882)	—	—	—	—	8,648
Synaptic Future Growth Private Equity Fund	6,760	7,069	4,848	2,262	(2,627)	(3,867)	—	7,685
Woori-Q Corporate Restructuring Private Equity Fund	29,627	20,283	1,539	12,185	—	—	—	34,007
Woori-Shinyoung Growth-Cap Private Equity Fund I	16,806	33,481	(3,589)	—	—	(196)	—	29,696
NH Woori Newdeal Growth Alpha Private Equity Fund 1	49,289	32,987	18,151	21,636	(5,925)	(11,310)	—	55,539
Woori Real Estate Investment No. 1 Limited Liability Company	34,200	—	(281)	34,200	—	—	—	33,919
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)	—	2,543	(276)	1,000	(3,197)	(70)	—	—
Woori Short Term Government and Special Bank Bond Active ETF	—	12,286	118	—	(12,404)	—	—	—
Woori 25-09 Corporate Bond(AA - or higher) Active ETF	—	29,821	1,148	—	(30,969)	—	—	—

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
Woori General Private Securities Investment Trust No. 5 (Bond)	60,000	—	3,099	60,000	—	(3,075)	—	60,024
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (Bond)	10,000	—	493	10,000	—	—	—	10,493
Woori General Private Securities Investment Trust No. 6 (Bond)	40,000	—	2,090	40,000	—	—	—	42,090
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)	—	—	2,261	500,000	(502,261)	—	—	—
Woorinara New Growth TOP 20 Securities Investment Trust No. 1 (Stocks)	—	—	31	1,000	(1,031)	—	—	—
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	3,849	—	215	2,356	1,443	(3)	—	4,011
Woorinara Short-Term Bond Securities Investment Trust (Bond)	—	—	339	50,000	(50,339)	—	—	—
Woori General Private Securities Investment Trust No. 7 (Bond)	40,000	—	1,116	40,000	—	—	—	41,116
Woori Smart General Private Equity Investment Trust No.1(bond)	40,000	—	477	40,000	—	—	—	40,477
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	—	—	—	—	—	—	—
Woori BIG SATISFACTION SHINJONG MMF 3RD	39,002	—	317	34,083	7,584	—	—	41,984
NH Woori New deal Co-Investment No.1 Private Equity Fund	5,000	—	204	5,000	—	—	—	5,204
KCLAVIS NPL Investment Trust NO 1-2	15,000	—	422	15,000	—	—	—	15,422

	1,463,824	1,795,370	76,212	979,480	(1,001,171)	(90,395)	(10,686)	1,748,810

(*)
The amount for which no loss was recognized for associates due to discontinuation of the equity method was 19 million Won for Orient Shipyard Co.,Ltd., 39 million Won in KG FASHION CO., LTD., 295 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 47 million Won for Orient Shipyard Co.,Ltd., 159 million Won in KG FASHION CO., LTD., 666 million Won in JC Assurance No.2 Private Equity Fund.

(3)	Summary financial information relating to investments in associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2023
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
W Service Networks Co., Ltd.	6,887	2,496	19,350	1,069	—	1,069
Korea Credit Bureau Co., Ltd.	131,164	68,756	163,707	8,012	—	8,012
Korea Finance Security Co., Ltd.	36,185	14,287	44,709	(464)	6,730	6,266
K BANK Co., Ltd.	20,799,599	18,903,298	826,894	49,853	47,885	97,738
Partner One Value Up I Private Equity Fund	14,182	293	(4,107)	(4,505)	—	(4,505)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	41,533	305	6,501	5,823	—	5,823
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,754	100	2	(388)	—	(388)
LOTTE CARD Co., Ltd. (*1)	22,329,308	19,191,007	1,937,383	363,673	(19,888)	343,785
Union Technology Finance Investment Association	41,543	233	2,261	(838)	—	(838)
Dicustody Co., Ltd.	92	—	—	(3)	—	(3)
Orient Shipyard Co., Ltd.	10,708	27,225	—	(124)	—	(124)
Joongang Network Solution Co.,Ltd.	1,505	3,156	5,758	5	—	5
Win Mortgage Co.,LTd.	3,518	1,197	9,309	378	—	378
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,543	1	227	222	—	222
BTS 2nd Private Equity Fund	25,030	837	4	(1,213)	—	(1,213)
STASSETS FUND III	30,014	312	95	(1,145)	—	(1,145)
SF CREDIT PARTNERS, LLC	149,157	25,996	7,618	(4,610)	(2,819)	(7,429)
Rea Company	2,248	3,736	802	(694)	—	(694)
ARAM CMC Co.,Ltd.	669	485	1,005	(254)	—	(254)
Japanese Hotel Real Estate Private Equity Fund No.2	13,541	12	54	46	(602)	(556)
Woori Seoul Beltway Private Special Asset Fund No.1	50,362	2	1,858	1,805	—	1,805
Woori General Private Securities Investment Trust(Bond) No.1	414,760	208,014	12,617	6,746	—	6,746
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	828,793	126,879	34,607	31,283	—	31,283
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	113,413	6	4,774	4,542	—	4,542
Woori General Private Securities Investment Trust(Bond) No.2	224,205	111,165	5,767	3,040	—	3,040
Woori Smart General Private Equity Investment Trust 1(bond)	289,553	145,580	7,373	3,973	—	3,973
Woori General Private Securities Investment Trust(Bond) No.3	532,139	347,809	9,304	4,342	—	4,342
Woori Asset Global Partnership Fund No.5	38,537	281	—	(744)	—	(744)
WOORI TAERIM 1st Fund	4,045	183	—	—	—	—
Portone-Cape Fund No.1	2,324	100	—	(103)	—	(103)
DeepDive WOORI 2021-1 Financial Investment Fund	10,400	19	9,607	9,467	—	9,467
Darwin Green Packaging Private Equity Fund	19,390	—	759	451	—	451

	December 31, 2023
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
Koreawide partners 2nd Private Equity Fund	75,064	2,931	—	(2,831)	—	(2,831)
Woori FirstValue Private Real Estate Fund No.2	67,024	62,357	32	18	—	18
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	114,909	92	6,053	4,892	—	4,892
Woori Together TDF 2030	11,944	61	2,528	1,017	—	1,017
Woori Together OCIO Target Return Feeder fund (Balance Bond)	50,831	1	2,446	2,444	—	2,444
Australia Green Energy 1st PEF	121,454	24	508	(1,189)	—	(1,189)
Aarden Woori Apparel 1st Private Equity Fund	28,219	90	1	(332)	—	(332)
Woori Dyno 1st Private Equity Fund	12,068	43	2,053	1,886	—	1,886
KTB-KORUS FUND	8,957	1	127	(712)	—	(712)
KTB China Platform Fund	85,909	13	2,411	(5,160)	—	(5,160)
KTBN Venture Fund No.7	79,871	—	6,420	508	—	508
KTBN Venture Fund No.8	11,758	207	2,359	(4,559)	—	(4,559)
KTBN Digital Contents Korea Fund No.9	20,257	1,599	3,030	(1,142)	—	(1,142)
KTBN Media Contents Fund	1,887	—	199	(35)	—	(35)
KTB China Synergy Fund	145,464	9,977	23,055	(8,686)	—	(8,686)
NAVER-KTB Audio Contents Fund	29,419	652	1,017	237	—	237
KTBN Venture Fund No.13	72,943	737	21,662	18,507	—	18,507
KTBN Future Contents Fund	34,696	486	7,394	4,776	—	4,776
KTBN Venture Fund No.16	182,850	1,875	40,201	11,133	—	11,133
KTBN Venture Fund No.18	268,437	2,526	31,543	8,036	—	8,036
KB-KTB Technology Venture Fund	42,046	246	2,055	(1,076)	—	(1,076)
WOORI 2022 Scaleup Venture Fund	68,626	826	504	(2,758)	—	(2,758)
WOORI 2022 Start-up Venture Fund	8,237	156	42	(576)	—	(576)
KTB-NHN China Private Equity Fund	16	7	946	(315)	(319)	(634)
KTBN GI Private Equity Fund	12,391	45	—	7,146	712	7,858
Chirochem	732	375	4,215	148	—	148
Godo Kaisha Oceanos 1	62,021	45,334	2,765	192	—	192
Woori Zip 1	44,448	31,702	2,066	(198)	—	(198)
Woori Zip 2	62,642	45,012	3,023	(167)	—	(167)
KG Fashion Co., Ltd.	2,559	3,022	943	(569)	—	(569)
KUM HWA Co., Ltd.	4	167	—	—	—	—
Jinmyung Plus Co., Ltd.	519	454	146	(3)	—	(3)
JC Assurance No.2 Private Equity Fund	121,596	8	—	(628)	—	(628)
Dream Company Growth no.1 PEF	28,366	255	1,490	1,300	—	1,300
HMS-Oriens 1st Fund	61,498	1	3,957	3,408	—	3,408
Woori G Senior Loan Private Placement Investment Trust No.1	349,154	22	17,759	16,726	—	16,726
Genesis Eco No.1 Private Equity Fund	38,064	314	—	(947)	—	(947)
Paratus Woori Material Component Equipment joint venture company	58,298	1,510	—	(906)	—	(906)
Midas No. 8 Private Equity Joint Venture Company	65,063	242	1,956	1,002	—	1,002
Orchestra Private Equity Fund IV	34,041	122	1,680	1,172	—	1,172

	December 31, 2023
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
Synaptic Green No.1 PEF	36,325	175	4	(867)	—	(867)
IGEN2022No. 1 Private Equity Fund	32,255	124	1,847	1,350	—	1,350
PCC-Woori LP Secondary Fund	27,773	668	908	(6,350)	—	(6,350)
Synaptic Future Growth Private Equity Fund 1	30,049	301	2	(951)	—	(951)
Woori-Q Corporate Restructuring Private Equity Fund	63,265	456	4,945	3,018	—	3,018
Woori-Shinyoung Growth-Cap Private Equity Fund I	97,265	1,522	(26,435)	(27,768)	—	(27,768)
NH Woori Newdeal Growth Alpha Private Equity Fund 1	100,215	1,588	2	(3,605)	—	(3,605)
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	16,630	5	1,383	1,383	—	1,383
Woori 25-09 Corporate Bond(AA- or higher) Active ETF	133,729	32,028	3,006	2,831	—	2,831
Woori Short Term Government and Special Bank Bond Active ETF	62,185	3,212	1,222	978	—	978

(*1)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

	December 31, 2024
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
W Service Networks Co., Ltd.	6,621	2,475	16,788	738	—	738
Korea Credit Bureau Co., Ltd.	150,657	62,343	175,338	26,589	—	26,589
Korea Finance Security Co., Ltd.	36,797	12,692	42,640	1,695	—	1,695
K BANK Co., Ltd.	29,314,529	27,293,765	1,043,436	149,922	3,695	153,617
Partner One Value Up I Private Equity Fund	9,810	682	(4,358)	(4,758)	—	(4,758)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	11,474	165	(3,108)	(3,887)	—	(3,887)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,745	100	1	(388)	—	(388)
LOTTE CARD Co.,Ltd. (*1)	24,416,416	20,937,932	2,103,130	100,468	(20,494)	79,974
Union Technology Finance Investment Association	40,269	641	19	(646)	—	(646)
Orient Shipyard Co., Ltd.	7,025	23,626	—	(76)	—	(76)
Win Mortgage Co.,Ltd.	6,053	3,073	16,435	1,044	—	1,044
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	10,849	1	306	300	—	300
BTS 2nd Private Equity Fund	39,431	432	628	(468)	—	(468)
STASSETS FUND III	39,694	197	40	(802)	—	(802)
SF CREDIT PARTNERS, LLC	185,463	30,752	35,820	14,319	18,291	32,610
ARAM CMC Co.,Ltd.	541	453	717	(31)	—	(31)
Japanese Hotel Real Estate Private Equity Fund No.2	14,135	13	1,246	1,129	—	1,129

	December 31, 2024
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Woori Seoul Beltway Private Special Asset Fund No.1	64,308	3	2,298	2,233	—	2,233
Woori Smart General Private Equity Investment Trust 1	312,490	166,250	13,404	8,549	—	8,549
Woori Asset Global Partnership Fund No.5	95,548	254	6,479	5,038	—	5,038
WOORI TAERIM 1st Fund	4,045	183	—	—	—	—
Portone-Cape Fund No.1	1,000	200	—	(103)	—	(103)
Darwin Green Packaging Private Equity Fund	19,128	—	—	(262)	—	(262)
Koreawide partners 2nd Private Equity Fund	75,002	2,870	—	—	—	—
Woori FirstValue Private Real Estate Fund No.2	67,081	62,357	62	57	—	57
Woori Together TDF 2025	14,500	30	1,232	1,206	—	1,206
Woori Together TDF 2030	16,849	41	1,574	1,544	—	1,544
Woori USD Treasury Target Return Bond FoF	921	—	164	144	—	144
Woori Together TDF 2035	15,537	241	1,031	1,011	—	1,011
Australia Green Energy 1st PEF	132,878	24	13,121	11,424	—	11,424
Aarden Woori Apparel 1st Private Equity Fund	20,083	89	—	(8,136)	—	(8,136)
Woori Dyno 1st Private Equity Fund	14,575	43	2,712	2,545	—	2,545
NH Woori Dino Co-Investment NO.2 Private Equity Fund	39,368	2	6	(83)	—	(83)
KTB-KORUS FUND	4,772	—	691	(3,062)	—	(3,062)
KTBN Venture Fund No.8	7,032	—	98	(1,902)	—	(1,902)
KTBN Digital Contents Korea Fund No.9	18,343	1,656	937	(1,971)	—	(1,971)
KTBN Media Contents Fund	1,029	—	60	(858)	—	(858)
KTB China Synergy Fund	135,892	10,073	23,354	12,215	—	12,215
NAVER-KTB Audio Contents Fund	25,443	648	466	(3,972)	—	(3,972)
KTBN Venture Fund No.13	80,487	625	38,903	27,039	—	27,039
KTBN Future Contents Fund	31,882	434	725	(2,763)	—	(2,763)
KTBN Venture Fund No.16	156,157	1,592	31,459	14,540	—	14,540
KTBN Venture Fund No.18	254,010	2,532	31,976	(383)	—	(383)
KB-KTB Technology Venture Fund	52,125	701	3,802	(1,377)	—	(1,377)
WOORI 2022 Scaleup Venture Fund	89,006	76	926	(12,705)	—	(12,705)
WOORI 2022 Start-up Venture Fund	42,418	3	162	(466)	—	(466)
KTBN GI Private Equity Fund	104	12	3,444	2,832	(732)	2,100
Chirochem	556	190	451	8	—	8
Godo Kaisha Oceanos 1	60,513	45,145	2,605	132	—	132
KG Fashion Co., Ltd.	2,201	2,850	544	(197)	—	(197)
KUM HWA Co., Ltd.	4	167	—	—	—	—
Jinmyung Plus Co., Ltd.	499	459	96	(32)	—	(32)
JC Assurance No.2 Private Equity Fund	121,539	989	—	(642)	—	(642)
HMS-Oriens 1st Fund	65,227	7	—	3,723	—	3,723
Woori Senior Loan Private Placement Investment Trust No.1	80,919	5	9,664	9,101	—	9,101
Genesis Eco No.1 Private Equity Fund	38,043	622	—	(634)	—	(634)
Paratus Woori Material Component Equipment joint venture company	58,285	2,380	—	(884)	—	(884)

	December 31, 2024
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Midas No. 8 Private Equity Joint Venture Company	64,156	241	1,916	963	—	963
Orchestra Private Equity Fund IV	34,113	—	700	194	—	194
Synaptic Green No.1 PEF	35,623	5	2	703	—	703
IGEN2022No. 1 Private Equity Fund	32,215	126	1,056	565	—	565
PCC-Woori LP Secondary Fund	22,863	600	2,549	(4,767)	—	(4,767)
Synaptic Future Growth Private Equity Fund	32,638	295	19,412	18,240	—	18,240
Woori-Q Corporate Restructuring Private Equity Fund	101,315	1,362	1,278	164	—	164
Woori-Shinyoung Growth-Cap Private Equity Fund I	84,775	419	4,422	(10,824)	—	(10,824)
NH Woori Newdeal Growth Alpha Private Equity Fund 1	164,574	762	40,639	38,093	—	38,093
Woori Real Estate Investment No. 1 Limited Liability Company	405,845	235,058	6	(1,412)	—	(1,412)
Woori General Private Securities Investment Trust No. 5	456,448	246,365	15,926	10,847	—	10,847
Woori Big Satisfaction General Private Securities Investment Trust No. 3	170,856	55,432	6,755	5,425	—	5,425
Woori General Private Securities Investment Trust No. 6	398,460	251,145	12,650	7,315	—	7,315
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	171,980	—	8,579	8,539	—	8,539
Woori General Private Securities Investment Trust No. 7 (Bond)	424,652	280,745	6,743	3,907	—	3,907
Woori Smart General Private Equity Investment Trust No.1(bond)	244,268	101,784	3,038	2,484	—	2,484
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	—	—	—	—	—
Woori Big Satisfaction Corporation MMF No. 3	1,860,868	29	56,309	56,153	—	56,153
NH Woori New deal Co-Investment No.1 Private Equity Fund	29,382	254	3,682	3,428	—	3,428
KCLAVIS NPL Investment Trust NO 1-2	43,057	80	1,176	1,176	—	1,176
MARKET&FARM CO.,LTD.	954	902	4,933	(125)	—	(125)

(*1)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of December 31, 2023 and 2024 are as follows:

	December 31, 2023
Associate (*)	Number of shares owned	Ownership (%)
CL Tech Co., Ltd.	10,191	28.6

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.

	December 31, 2024
Associate (*)	Number of shares owned	Ownership (%)
CL Tech Co., Ltd.	10,191	28.6
TH International Co.,Ltd.	6,802	21.5
WORK-LIFE BALANCE CO., LTD	209	21.3

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.

(5)
As of December 31, 2022, 2023 and 2024, the reconciliations from the net assets of the associates to the carrying amount of the shares of the investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,227	4.9	209	—	—	(1)	208
Korea Credit Bureau Co., Ltd.	55,100	9.9	5,462	246	—	1	5,709
Korea Finance Security Co., Ltd.	15,828	15.0	2,374	—	—	—	2,374
Woori Growth Partnerships New Technology Private Equity Fund	47,185	23.1	10,889	—	—	—	10,889
2016KIF-IMM Woori Bank Technology Venture Fund	47,370	20.0	9,474	—	—	—	9,474
K BANK Co., Ltd. (*)	1,796,269	12.6	225,894	21,894	—	1	247,789
Woori Bank-Company K Korea Movie Asset Fund	957	25.0	239	—	—	—	239
Partner One Value Up Ist Private Equity Fund	18,395	23.3	4,278	—	—	—	4,278
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	51,419	20.0	10,284	—	—	1	10,285
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,716	25.0	3,929	—	—	426	4,355
LOTTE CARD Co., Ltd. (*)	2,570,656	20.0	514,131	—	—	—	514,131
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,245	100.0	10,244	—	—	(1)	10,243
Union Technology Finance Investment Association	48,692	29.7	14,463	—	—	(1)	14,462
Dicustody Co., Ltd.	95	1.0	1	—	—	—	1
Orient Shipyard Co., Ltd.	(16,393)	22.7	(3,721)	—	—	3,721	—
BTS 2nd Private Equity Fund	14,405	20.0	2,881	—	—	—	2,881
STASSETS FUND III	4,347	28.3	1,230	—	—	—	1,230
Japanese Hotel Real Estate Private Equity Fund No.2	14,374	19.9	2,855	—	—	—	2,855
Woori Seoul Beltway Private Special Asset Fund No.1	39,495	25.0	9,874	—	—	—	9,874
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F	401,335	27.9	112,025	—	—	—	112,025
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	111,273	9.2	10,182	—	—	—	10,182

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	2,318	20.0	464	—	—	—	464
KIWOOM WOORI Financial 1st Investment Fund	10,486	9.1	953	—	—	—	953
DeepDive WOORI 2021-1 Financial Investment Fund	7,375	11.9	878	—	—	—	878
Darwin Green Packaging Private Equity Fund	19,332	20.4	3,945	—	—	—	3,945
DS Power Semicon Private Equity Fund	14,186	21.0	2,976	—	—	—	2,976
Koreawide partners 2nd Private Equity Fund	75,001	26.7	20,000	—	—	—	20,000
Woori FirstValue Private Real Estate Fund No.2	4,648	12.0	558	—	—	—	558
Woori G Real Infrastructure Blind General Type Private Placement Investment Trust	73,008	0.1	102	—	—	—	102
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	4,655	23.1	1,074	—	—	—	1,074
Woori Together TDF 2025	8,497	23.6	1,990	—	—	—	1,990
Woori Together TDF 2030	8,615	23.8	2,033	—	—	—	2,033
WOORI Star50 feeder fund(H)	709	17.9	126	—	—	—	126
Aarden Woori Apparel 1st Private Equity Fund	20,661	0.5	97	—	—	—	97
Woori Dyno 1st Private Equity Fund	10,169	19.6	1,994	—	—	—	1,994
Australia Green Energy 1st PEF	122,620	4.0	4,858	—	—	—	4,858
Godo Kaisha Oceanos 1	18,383	47.8	8,788	—	—	—	8,788
Woori Zip 1	13,963	64.0	8,690	—	—	—	8,690
Woori Zip 2	19,461	64.0	12,180	—	—	—	12,180
Force TEC	(14,315)	24.5	(3,513)	—	—	3,513	—
KUM HWA Co., Ltd.	(155)	20.1	(31)	—	—	31	—
Jinmyung Plus Co., Ltd.	47	21.3	10	—	—	—	10
JC Assurance No.2 Private Equity Fund	122,012	23.5	17,728	—	(17,728)	—	—
Dream Company Growth no.1 PEF	28,301	27.8	7,861	—	—	—	7,861
HMS-Oriens 1st Fund	58,089	22.8	13,252	—	—	—	13,252
Woori G Senior Loan General Type Private Investment Trust No.1	378,122	21.7	81,861	—	—	—	81,861
Genesis Eco No.1 Private Equity Fund	38,695	29.0	11,216	—	—	—	11,216
Paratus Woori Material Component Equipment joint venture company	57,694	29.9	17,250	—	—	—	17,250
Midas No. 8 Private Equity Joint Venture Company	65,694	28.5	18,713	—	—	—	18,713
Orchestra Private Equity Fund IV	34,427	28.2	9,698	—	—	—	9,698
Synaptic Green No.1 PEF	37,017	21.1	7,793	—	—	—	7,793
IGEN2022No. 1 Private Equity Fund	32,240	24.8	8,010	—	—	—	8,010
PCC-Woori LP Secondary Fund	33,423	38.8	12,984	—	—	—	12,984

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori-Q Corporate Restructuring Private Equity Fund	75,555	35.6	27,536	—	—	—	27,536
Woori-Shinyoung Growth-Cap Private Equity Fund I	123,512	35.0	43,274	—	—	—	43,274

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,391	4.9	216	—	—	—	216
Korea Credit Bureau Co., Ltd.	62,408	9.9	6,186	247	—	—	6,433
Korea Finance Security Co., Ltd.	21,898	15.0	3,285	—	—	—	3,285
K BANK Co., Ltd. (*)	1,893,785	12.6	238,158	21,894	—	—	260,052
Partner One Value Up I Private Equity Fund	13,889	23.3	3,230	—	—	—	3,230
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	41,228	20.0	8,247	—	—	—	8,247
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,654	25.0	3,914	—	—	523	4,437
LOTTE CARD Co., Ltd. (*)	2,936,964	20.0	587,392	—	—	—	587,392
Union Technology Finance Investment Association	41,310	29.7	12,270	—	—	—	12,270
Dicustody Co., Ltd.	92	1.0	1	—	—	—	1
Orient Shipyard Co., Ltd.	(16,517)	22.7	(3,754)	—	—	3,754	—
Joongang Network Solution Co.,Ltd.	(1,651)	25.3	(419)	—	—	507	88
Win Mortgage Co.,LTd.	2,321	4.5	105	—	—	—	105
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,542	100.0	10,540	—	—	—	10,540
BTS 2nd Private Equity Fund	24,193	20.0	4,838	—	—	—	4,838
STASSETS FUND III	29,702	28.3	8,406	—	—	—	8,406
SF CREDIT PARTNERS, LLC	123,161	10.0	12,316	—	—	529	12,845
Rea Company	(1,488)	24.5	(365)	—	—	365	—
ARAM CMC Co.,Ltd.	184	20.0	37	—	—	(37)	—
Japanese Hotel Real Estate Private Equity Fund No.2	13,529	19.9	2,688	—	—	—	2,688
Woori Seoul Beltway Private Special Asset Fund No.1	50,360	25.0	12,590	—	—	—	12,590
Woori General Private Securities Investment Trust(Bond) No.1	206,746	25.0	51,686	—	—	—	51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	701,914	15.0	105,564	—	—	—	105,564
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	113,407	9.1	10,330	—	—	—	10,330

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori General Private Securities Investment Trust(Bond) No.2	113,040	27.3	30,829	—	—	—	30,829
Woori Smart General Private Equity Investment Trust 1(bond)	143,973	28.6	41,135	—	—	—	41,135
Woori General Private Securities Investment Trust(Bond) No.3	184,330	27.8	51,205	—	—	—	51,205
Woori Asset Global Partnership Fund No.5	38,256	57.7	22,071	—	—	—	22,071
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	2,224	20.0	445	—	—	—	445
DeepDive WOORI 2022-1 Financial Investment Fund	10,381	11.9	1,236	—	—	—	1,236
Darwin Green Packaging Private Equity Fund	19,390	20.4	3,957	—	—	—	3,957
Koreawide partners 2nd Private Equity Fund	72,133	26.7	19,235	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	4,667	12.0	560	—	—	—	560
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	114,817	0.1	55	—	—	—	55
Woori Together TDF 2030	11,894	28.0	3,324	—	—	—	3,324
Woori Together OCIO Target Return Feeder fund (Balance Bond)	50,837	20.4	10,376	—	—	—	10,376
Australia Green Energy 1st PEF	121,430	4.0	4,811	—	—	—	4,811
Aarden Woori Apparel 1st Private Equity Fund	28,129	0.5	133	—	—	—	133
Woori Dyno 1st Private Equity Fund	12,025	19.6	2,358	—	—	—	2,358
KTB-KORUS FUND	8,956	37.5	3,359	—	—	—	3,359
KTB China Platform Fund	85,895	18.7	16,059	—	—	—	16,059
KTBN Venture Fund No.7	79,871	20.1	16,044	—	—	—	16,044
KTBN Venture Fund No.8	11,551	21.7	2,511	—	—	—	2,511
KTBN Digital Contents Korea Fund No.9	18,658	30	5,597	—	—	—	5,597
KTBN Media Contents Fund	1,887	15	283	—	—	—	283
KTB China Synergy Fund	135,487	15.1	20,405	—	—	—	20,405
NAVER-KTB Audio Contents Fund	28,767	1	288	—	—	—	288
KTBN Venture Fund No.13	72,206	19.6	14,158	—	—	—	14,158
KTBN Future Contents Fund	34,210	13.3	4,561	—	—	—	4,561
KTBN Venture Fund No.16	180,975	10.3	18,561	—	—	—	18,561
KTBN Venture Fund No.18	265,911	10.1	26,970	—	—	—	26,970
KB-KTB Technology Venture Fund	41,800	18.2	7,600	—	—	—	7,600
WOORI 2023 Scaleup Venture Fund	67,800	20	13,578	—	—	—	13,578
WOORI 2023 Start-up Venture Fund	8,081	30.1	2,433	—	—	—	2,433

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
KTB-NHN China Private Equity Fund	9	33.3	3	—	—	—	3
KTBN GI Private Equity Fund	12,346	5	617	—	—	—	617
Chirochem	357	28.6	102	—	—	—	102
Godo Kaisha Oceanos 1	16,687	47.8	7,978	—	—	—	7,978
Woori Zip 1	12,746	62.4	7,629	—	—	—	7,629
Woori Zip 2	17,630	62.8	10,695	—	—	—	10,695
KG Fashion Co., Ltd.	(463)	20.8	(96)	—	—	96	—
KUM HWA Co., Ltd.	(163)	20.1	(33)	—	—	33	—
Jinmyung Plus Co., Ltd.	65	21.3	14	—	—	—	14
JC Assurance No.2 Private Equity Fund	121,588	23.5	28,610	—	(28,610)	—	—
Dream Company Growth no.1 PEF	28,111	27.8	7,809	—	—	—	7,809
HMS-Oriens 1st Fund	61,497	22.8	14,030	—	—	—	14,030
Woori G Senior Loan Private Placement Investment Trust No.1	349,132	21.7	75,590	—	—	—	75,590
Genesis Eco No.1 Private Equity Fund	37,750	29.0	10,942	—	—	—	10,942
Paratus Woori Material Component Equipment joint venture company	56,788	29.9	16,979	—	—	—	16,979
Midas No. 8 Private Equity Joint Venture Company	64,821	28.5	18,465	—	—	—	18,465
Orchestra Private Equity Fund IV	33,919	28.2	9,555	—	—	—	9,555
Synaptic Green No.1 PEF	36,150	21.1	7,611	—	—	—	7,611
IGEN2023No. 1 Private Equity Fund	32,131	24.8	7,983	—	—	—	7,983
PCC-Woori LP Secondary Fund	27,105	38.9	10,530	—	—	—	10,530
Synaptic Future Growth Private Equity Fund 1	29,748	23.8	7,069	—	—	—	7,069
Woori-Q Corporate Restructuring Private Equity Fund	62,809	32.4	20,283	—	—	—	20,283
Woori-Shinyoung Growth-Cap Private Equity Fund I	95,743	35.0	33,481	—	—	—	33,481
NH Woori Newdeal Growth Alpha Private Equity Fund 1	98,627	32.7	32,987	—	—	—	32,987
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	16,625	14.1	2,543	—	—	—	2,543
Woori 25-09 Corporate Bond (AA- or higher) Active ETF	101,701	29.3	29,821	—	—	—	29,821
Woori Short Term Government and Special Bank Bond Active ETF	58,973	20.8	12,286	—	—	—	12,286

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.

	December 31, 2024
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,146	4.9	204	—	—	—	204
Korea Credit Bureau Co., Ltd.	88,314	9.9	8,755	246	—	—	9,001
Korea Finance Security Co., Ltd.	24,105	15.0	3,616	—	—	—	3,616
K BANK Co., Ltd. (*)	2,018,704	12.0	241,429	20,821	—	—	262,250
Partner One Value Up I Private Equity Fund	9,128	23.3	2,123	—	—	—	2,123
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	11,309	20.0	2,263	—	—	—	2,263
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,645	25.0	3,911	—	—	621	4,532
LOTTE CARD Co., Ltd. (*)	2,877,907	20.0	575,580	—	—	—	575,580
Union Technology Finance Investment Association	39,628	29.7	11,770	—	—	—	11,770
Orient Shipyard Co., Ltd.	(16,601)	22.7	(3,773)	—	—	3,773	—
Win Mortgage Co.,Ltd.	2,980	4.5	135	—	—	—	135
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	10,848	100.0	10,847	—	—	—	10,847
BTS 2nd Private Equity Fund	38,999	20.0	7,799	—	—	—	7,799
STASSETS FUND III	39,497	28.3	11,178	—	—	—	11,178
SF CREDIT PARTNERS, LLC	154,711	10.0	15,470	—	—	530	16,000
ARAM CMC Co.,Ltd.	88	20.1	18	—	—	(18)	—
Japanese Hotel Real Estate Private Equity Fund No.2	14,122	19.9	2,810	—	—	(5)	2,805
Woori Seoul Beltway Private Special Asset Fund No.1	64,305	25.0	16,076	—	—	—	16,076
Woori Smart General Private Equity Investment Trust 1(bond)	146,240	28.6	41,825	—	—	(42)	41,783
Woori Asset Global Partnership Fund No.5	95,294	57.7	54,985	—	—	(8)	54,977
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	800	20.0	160	—	—	—	160
Darwin Green Packaging Private Equity Fund	19,128	20.4	3,904	—	—	—	3,904
Koreawide partners 2nd Private Equity Fund	72,132	26.7	19,235	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	4,724	12.0	567	—	—	—	567
Woori Together TDF 2025	14,470	24.7	3,577	—	—	—	3,577
Woori Together TDF 2030	16,808	22.2	3,724	—	—	—	3,724
Woori USD Treasury Target Return Bond FoF	921	23.9	220	—	—	—	220
Woori Together TDF 2035	15,296	22.5	3,448	—	—	—	3,448
Australia Green Energy 1st PEF	132,854	4.0	5,264	—	—	—	5,264
Aarden Woori Apparel 1st Private Equity Fund	19,994	0.5	95	—	—	—	95
Woori Dyno 1st Private Equity Fund	14,532	19.6	2,849	—	—	—	2,849
NH Woori Dino Co-Investment NO.2 Private Equity Fund	39,366	5.1	1,996	—	—	—	1,996
KTB-KORUS FUND	4,772	37.5	1,789	—	—	—	1,789
KTBN Venture Fund No.8	7,032	21.7	1,529	—	—	—	1,529

	December 31, 2024
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
KTBN Digital Contents Korea Fund No.9	16,687	30.0	5,006	—	—	—	5,006
KTBN Media Contents Fund	1,029	15.0	154	—	—	—	154
KTB China Synergy Fund	125,819	15.1	18,949	—	—	—	18,949
NAVER-KTB Audio Contents Fund	24,795	1.0	248	—	—	—	248
KTBN Venture Fund No.13	79,862	19.6	15,659	—	—	—	15,659
KTBN Future Contents Fund	31,448	13.3	4,193	—	—	—	4,193
KTBN Venture Fund No.16	154,565	10.3	15,853	—	—	—	15,853
KTBN Venture Fund No.18	251,478	10.1	25,506	—	—	—	25,506
KB-KTB Technology Venture Fund	51,424	18.2	9,350	—	—	—	9,350
WOORI 2022 Scaleup Venture Fund	88,930	20.0	17,809	—	—	—	17,809
WOORI 2022 Start-up Venture Fund	42,415	30.1	12,773	—	—	—	12,773
KTBN GI Private Equity Fund	92	5.0	5	—	—	—	5
Chirochem	366	28.6	104	—	—	—	104
Godo Kaisha Oceanos 1	15,368	47.8	7,347	—	—	—	7,347
KG Fashion Co., Ltd.	(649)	20.8	(135)	—	—	135	—
KUM HWA Co., Ltd.	(163)	20.1	(33)	—	—	33	—
Jinmyung Plus Co., Ltd.	40	21.3	9	—	—	—	9
JC Assurance No.2 Private Equity Fund	120,550	23.4	28,246	—	(28,246)	—	—
HMS-Oriens 1st Fund	65,220	22.8	14,880	—	—	—	14,880
Woori Senior Loan Private Placement Investment Trust No.1	80,914	21.7	17,517	—	—	—	17,517
Genesis Eco No.1 Private Equity Fund	37,421	29.0	10,847	—	—	—	10,847
Paratus Woori Material Component Equipment joint venture company	55,905	29.9	16,714	—	—	—	16,714
Midas No. 8 Private Equity Joint Venture Company	63,915	28.5	18,207	—	—	—	18,207
Orchestra Private Equity Fund IV	34,113	28.2	9,610	—	—	—	9,610
Synaptic Green No.1 PEF	35,618	21.1	7,499	—	—	—	7,499
IGEN2022No. 1 Private Equity Fund	32,089	24.8	7,972	—	—	—	7,972
PCC-Woori LP Secondary Fund	22,263	38.9	8,648	—	—	—	8,648
Synaptic Future Growth Private Equity Fund 1	32,343	23.8	7,685	—	—	—	7,685
Woori-Q Corporate Restructuring Private Equity Fund	99,953	34.6	34,619	—	—	(612)	34,007
Woori-Shinyoung Growth-Cap Private Equity Fund I	84,356	35.0	29,499	—	—	197	29,696
NH Woori Newdeal Growth Alpha Private Equity Fund 1	163,812	32.9	53,948	—	—	1,591	55,539
Woori Real Estate Investment No. 1 Limited Liability Company	170,787	19.9	33,919	—	—	—	33,919
Woori General Private Securities Investment Trust No. 5	210,083	28.6	60,024	—	—	—	60,024

	December 31, 2024
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori Big Satisfaction General Private Securities Investment Trust No. 3	115,424	9.1	10,493	—	—	—	10,493
Woori General Private Securities Investment Trust No. 6	147,315	28.6	42,090	—	—	—	42,090
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	171,980	2.3	4,019	—	—	(8)	4,011
Woori General Private Securities Investment Trust No. 7 (Bond)	143,907	28.6	41,116	—	—	—	41,116
Woori Smart General Private Equity Investment Trust No.1(bond)	142,484	28.4	40,477	—	—	—	40,477
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	16.0	—	—	—	—	—
Woori Big Satisfaction Corporation MMF No. 3	1,860,839	2.3	42,038	—	—	(54)	41,984
NH Woori New deal Co-Investment No.1 Private Equity Fund	29,128	19.5	5,680	—	—	(476)	5,204
KCLAVIS NPL Investment Trust NO 1-2	42,977	35.9	15,422	—	—	—	15,422
MARKET&FARM CO.,LTD.	52	23.7	12	—	—	(12)	—

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.